Basis of Presentation of the Condensed Consolidated and Combined Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation of the Condensed Consolidated and Combined Financial Statements
(1)	BASIS OF PRESENTATION OF THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The interim condensed consolidated financial statements included herein are unaudited. In the opinion of management, these statements include all adjustments, consisting only of normal, recurring adjustments, necessary for a fair statement of the financial position of Axalta Coating Systems Ltd., a Bermuda exempted company limited by shares, and its consolidated subsidiaries (“Axalta,” the “Company,” “we,” “our” and “us”) at June 30, 2015 and December 31, 2014, the results of operations and comprehensive income (loss) for the three and six months ended June 30, 2015 and 2014, and their cash flows for the six months then ended. All intercompany balances and transactions have been eliminated. These interim unaudited condensed consolidated financial statements should be read in conjunction with the consolidated and combined financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014. The year-end condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America.

The accompanying financial statements include the interim unaudited condensed consolidated balance sheets of Axalta at June 30, 2015 and December 31, 2014, the related interim unaudited condensed consolidated statements of operations and statements of comprehensive income (loss) for the three and six months ended June 30, 2015 and 2014 and of cash flows for the six months ended June 30, 2015 and 2014. The interim unaudited condensed consolidated financial statements include the accounts of Axalta and its subsidiaries, and entities in which a controlling interest is maintained.

The results of operations for the three and six months ended June 30, 2015 are not necessarily indicative of the results to be expected for a full year.

The acquisition (“Acquisition”) by Axalta and certain of its indirect subsidiaries of all the capital stock, other equity interests and assets of certain entities which, together with their subsidiaries, comprised the assets and legal entities, which together with their subsidiaries, comprised the DuPont Performance Coatings business (“DPC”), which was formerly owned by E. I. du Pont de Nemours and Company (“DuPont”), closed on February 1, 2013.

On November 11, 2014, we priced our initial public offering (the “Offering”, or the “IPO”), in which certain selling shareholders affiliated with Carlyle sold 57,500,000 common shares at a price of $19.50 per share. We received no proceeds from the Offering.

On April 8, 2015, we completed a secondary offering (the “Secondary Offering”) in which Carlyle sold an aggregate of 40,000,000 common shares at a price of $28.00 per share. The underwriters also exercised their over-allotment option and purchased an additional 6,000,000 common shares. We did not receive any proceeds from the sale of common shares in the Secondary Offering.

On April 8, 2015, Carlyle also sold 20,000,000 common shares in a private placement to an affiliate of Berkshire Hathaway Inc. for $28.00 per share. We did not receive any proceeds from the sale of common shares in the private placement.

Certain of our joint ventures are accounted for on a one-month lag basis, the effect of which is not material.

Reclassification and revisions

During 2014, the Company identified errors in the determination of the effective interest rate amortization for the Deferred Financing Costs and Original Issue Discounts that were incurred in 2013. The correction of these items impacted the interim unaudited condensed consolidated statements of operations and statements of comprehensive income (loss) for the three and six months ended June 30, 2014. Refer to Note 15 for further details.

(2)	BASIS OF PRESENTATION OF THE CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

The accompanying consolidated balance sheets of Axalta at December 31, 2014 and 2013 and the related consolidated statements of operations, consolidated statements of comprehensive income, consolidated statements of cash flows and of changes in shareholders’ equity for the years ended December 31, 2014 and 2013 and for the period from August 24, 2012 through December 31, 2012 are labeled as “Successor”. The Successor financial statements as of and for the years ended December 31, 2014 and 2013 were prepared reflecting acquisition accounting resulting from the Acquisition. The consolidated financial statements for the Successor include the accounts of Axalta and its subsidiaries, and entities in which a controlling interest is maintained.

The accompanying combined balance sheet of DPC as of December 31, 2012 and the related combined statements of operations and statements of comprehensive income for the period from January 1, 2013 through January 31, 2013 and for the year ended December 31, 2012 and consolidated statements of cash flows and of changes in parent company net investment for the period from January 1, 2013 through January 31, 2013 and for the year ended December 31, 2012 do not include adjustments or transactions attributable to the Acquisition, and are labeled as “Predecessor”. As a result of the application of acquisition accounting as of the closing date of the Acquisition, the financial statements for the Successor periods and the Predecessor periods are presented on a different basis and are, therefore, not comparable.

During the Predecessor periods, DPC operated either as a reportable segment or part of a reportable segment within DuPont; consequently, standalone financial statements were not historically prepared for DPC. The accompanying combined financial statements of DPC have been prepared from DuPont’s historical accounting records and are presented on a standalone basis as if the operations had been conducted independently from DuPont. In this context, prior to presale structuring activities occurring in the latter part of 2012, no direct ownership relationship existed among all of the various legal entities comprising DPC. Accordingly, DuPont and its subsidiaries’ net investment in these operations is shown in lieu of shareholders’ equity in the Predecessor combined financial statements. The Predecessor combined financial statements include the historical operations, assets and liabilities of the legal entities that are considered to comprise the DPC business.

DPC comprised certain standalone legal entities for which discrete financial information was available, as well as portions of legal entities for which discrete financial information was not available (shared entities). Discrete financial information was not available for DPC within shared entities as DuPont did not record every transaction at the DPC level, but rather at the DuPont corporate level. For shared entities for which discrete financial information was not available, allocation methodologies were applied to certain accounts to allocate amounts to DPC as discussed in Note 8.

The Predecessor combined statements of operations include all revenues and costs directly attributable to DPC, including costs for facilities, functions and services used by DPC. Costs for certain functions and services performed by centralized DuPont organizations were directly charged to DPC based on usage or other allocations methods. The results of operations also include allocations of (i) costs for administrative functions and services performed on behalf of DPC by centralized staff groups within DuPont, (ii) DuPont’s general corporate expenses, and (iii) certain pension and other postretirement benefit costs. As more fully described in Note 14 current and deferred income taxes and related tax expense were determined on the standalone results of the DPC operations in each country as if it were a separate taxpayer (i.e., following the separate return methodology).

All charges and allocations of cost for facilities, functions and services performed by DuPont organizations were deemed paid by DPC to DuPont, in cash, in the period in which the costs were recorded in the Predecessor combined statement of operations. Allocations to DPC of current income taxes payable were deemed to have been remitted, in cash, to DuPont in the period the related tax expense was recorded. Allocations of current income taxes receivable were deemed to have been remitted to DPC, in cash, by DuPont in the period in which the receivable applies only to the extent that a refund of such taxes could have been recognized by DPC on a standalone basis under the law of the relevant taxing jurisdiction.

DuPont used a centralized approach to cash management and financing its operations. Accordingly, cash, cash equivalents, debt and interest expense were not allocated to DPC in the Predecessor combined financial statements. Transactions between DPC and DuPont were accounted for through the parent company net investment. DPC purchased materials and services from, and sold materials and services to, DuPont operations not included in the defined scope of DPC. Transactions between DuPont and DPC were deemed to be settled immediately through the parent company net investment. Cash, cash equivalents, debt and interest expense in the Predecessor combined balance sheet and statement of operations represent cash, cash equivalents, debt and interest expense held locally by certain of DPC’s majority owned joint ventures. DuPont’s current and long-term debt was not pushed down to the Predecessor combined financial statements because it was not specifically identifiable to DPC.

All of the allocations and estimates in the Predecessor combined financial statements were based on assumptions that management of DuPont and DPC believed were reasonable. However, the Predecessor combined financial statements included herein may not be indicative of the financial position, results of operations and cash flows of the Company in the future or if DPC had been a separate, standalone entity during the Predecessor periods presented.

Certain of our joint ventures are accounted for on a one-month lag basis, the effect of which is not material.